Changes in Benefits Obligation and Plan Assets and Reconciliation of Funded Status (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Change in benefit obligation
Projected benefit obligation at beginning of year	$ 244	$ 1,803	$ 1,716
Service cost	19	13	35
Interest cost	8	14	20
Actuarial loss (gain)	(252)	(205)	142
Benefits paid	0	(1,236)	(110)
Settlement	0	(145)	0
Projected benefit obligation at end of year	19	244	1,803
Change in plan assets
Fair value of plan assets at beginning of year	552	1,639	1,551
Actual return on plan assets	37	120	48
Employer contributions	0	50	70
Benefits paid	0	(1,257)	(30)
Fair value of plan assets at end of year	589	552	1,639
Funded status recognized as an other (liability) asset	$ 570	$ 308	$ (164)